TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Movements in provision for impairment of receivables (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in provision for impairment of receivables
Beginning balance	₺ 9,856
Ending balance	9,172	₺ 9,856
Receivables
Movements in provision for impairment of receivables
Beginning balance	9,856	6,513
Additions during the year	3,293	3,375
Collections	(3,977)	(32)
Ending balance	₺ 9,172	₺ 9,856